Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
New Accounting Standards

A. New Accounting Standards

The provisions of the following new accounting and disclosure standards were adopted as of January 1, 2012 and did not have a significant impact on our combined financial statements:

•	Presentation of comprehensive income in financial statements. We have presented separate Combined Statements of Comprehensive Income/(Loss).

•	An amendment to the guidelines on the measurement and disclosure of fair value that is consistent between U.S. GAAP and International Financial Reporting Standards.

Estimates and Assumptions

B. Estimates and Assumptions

In preparing the combined financial statements, we use certain estimates and assumptions that affect reported amounts and disclosures, including amounts recorded in connection with acquisitions. These estimates and underlying assumptions can impact all elements of our combined financial statements. For example, in the combined statements of income, in addition to estimates used in determining the allocations of costs and expenses from Pfizer, estimates are used when accounting for deductions from revenues (such as rebates, sales allowances, product returns and discounts), determining cost of sales, allocating cost in the form of depreciation and amortization, and estimating restructuring charges and the impact of contingencies. On the combined balance sheets, estimates are used in determining the valuation and recoverability of assets, such as accounts receivables, inventories, fixed assets, goodwill and other identifiable intangible assets, and estimates are used in determining the reported amounts of liabilities, such as taxes payable, benefit obligations, the impact of contingencies, deductions from revenues and restructuring reserves, all of which also impact the combined statements of income.

Our estimates are often based on complex judgments, probabilities and assumptions that we believe to be reasonable but that can be inherently uncertain and unpredictable. If our estimates and assumptions are not representative of actual outcomes, our results could be materially impacted.

As future events and their effects cannot be determined with precision, our estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We are subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in competition, litigation, legislation and regulations. We regularly evaluate our estimates and assumptions using historical experience and expectations about the future. We adjust our estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our combined financial statements on a prospective basis unless they are required to be treated retrospectively under relevant accounting standards. It is possible that others, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Acquisitions

C. Acquisitions

Our combined financial statements include the operations of acquired businesses from the date of acquisition. We account for acquired businesses using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date and that the fair value of acquired in-process research and development (IPR&D) be recorded on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. When we acquire net assets that do not constitute a business as defined in U.S. GAAP, no goodwill is recognized.

Amounts recorded for acquisitions can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Fair Value

B. Fair Value

Our fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).

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Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs).

•	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions.

D. Fair Value

Certain assets and liabilities are required to be measured at fair value, either upon initial recognition or for subsequent accounting or reporting. For example, we use fair value extensively in the initial recognition of net assets acquired in a business combination. Fair value is estimated using an exit price approach, which requires, among other things, that we determine the price that would be received to sell an asset or paid to transfer a liability in an orderly market. The determination of an exit price is considered from the perspective of market participants, considering the highest and best use of assets and, for liabilities, assuming that the risk of non-performance will be the same before and after the transfer.

When estimating fair value, depending on the nature and complexity of the asset or liability, we may use one or all of the following approaches:

•	Income approach, which is based on the present value of a future stream of net cash flows.

•	Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach, which is based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

These fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).

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Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs).

•	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Foreign Currency Translation

E. Foreign Currency Translation

For most of our international operations, local currencies have been determined to be the functional currencies. We translate functional currency assets and liabilities to their U.S. dollar equivalents at exchange rates in effect at the balance sheet date and we translate functional currency income and expense amounts to their U.S. dollar equivalents at average exchange rates for the period. The U.S. dollar effects that arise from changing translation rates are recorded in Other comprehensive income/(loss), net of taxes. The effects of converting non-functional currency assets and liabilities into the functional currency are recorded in Other (income)/deductions––net. For operations in highly inflationary economies, we translate monetary items at rates in effect at the balance sheet date, with translation adjustments recorded in Other (income)/deductions––net, and we translate non-monetary items at historical rates.

Revenues, Deductions from Revenues and the Allowance for Doubtful Accounts

F. Revenues, Deductions from Revenues and the Allowance for Doubtful Accounts

We record revenues from product sales when the goods are shipped and title and risk of loss passes to the customer. At the time of sale, we also record estimates for a variety of deductions from revenues, such as rebates, sales allowances, product returns and discounts. Sales deductions are estimated and recorded at the time that related revenues are recorded except for sales incentives, which are estimated and recorded at the time the related revenues are recorded or when the incentive is offered, whichever is later. As applicable, our estimates are generally based on contractual terms or historical experience, adjusted as necessary to reflect our expectations about the future. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from Revenues.

As of December 31, 2012 and 2011, accruals for sales deductions included in Other current liabilities are approximately $126 million and $122 million, respectively.

We also record estimates for bad debts. We periodically assess the adequacy of the allowance for doubtful accounts by evaluating the collectability of outstanding receivables based on factors such as past due history, historical and expected collection patterns, the financial condition of our customers, the robust nature of our credit and collection practices and the economic environment.

As of December 31, 2012 and 2011, the allowance for doubtful accounts included in Accounts receivable, less allowance for doubtful accounts are approximately $49 million and $29 million, respectively.

Amounts recorded for sales deductions and bad debts can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Cost of Sales and Inventories

G. Cost of Sales and Inventories

Inventories are carried at the lower of cost or market. The cost of finished goods, work-in-process and raw materials is determined using average actual cost. We regularly review our inventories for impairment and adjustments are recorded when necessary.

Selling, General and Administrative Expenses

H. Selling, General and Administrative Expenses

Selling, general and administrative costs are expensed as incurred. Among other things, these expenses include the internal and external costs of marketing, advertising, and shipping and handling as well as certain costs related to business technology, facilities, legal, finance, human resources, business development, public affairs and procurement, among others.

Advertising expenses relating to production costs are expensed as incurred, and the costs of space in publications are expensed when the related advertising occurs. Advertising and promotion expenses totaled approximately $141 million in 2012, $134 million in 2011 and $132 million in 2010.

Shipping and handling costs totaled approximately $59 million in 2012, $66 million in 2011 and $46 million in 2010.

Research and Development Expenses

I. Research and Development Expenses

Research and development (R&D) costs are expensed as incurred. Research is the effort associated with the discovery of new knowledge that will be useful in developing a new product or in significantly improving an existing product. Development is the implementation of the research findings. Before a compound receives regulatory approval, we record upfront and milestone payments made by us to third parties under licensing arrangements as expense. Upfront payments are recorded when incurred, and milestone payments are recorded when the specific milestone has been achieved. Once a compound receives regulatory approval in a major market, we record any milestone payments in Identifiable intangible assets, less accumulated amortization and, unless the assets are determined to have an indefinite life, we amortize them on a straight-line basis over the remaining agreement term or the expected product life cycle, whichever is shorter.

Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets

J. Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets

Long-lived assets include:

•	Goodwill—goodwill represents the excess of the consideration transferred for an acquired business over the assigned values of its net assets. Goodwill is not amortized.

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Identifiable intangible assets, less accumulated amortization—these acquired assets are recorded at our cost. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. Identifiable intangible assets with indefinite lives that are associated with marketed products are not amortized until a useful life can be determined. Identifiable intangible assets associated with IPR&D projects are not amortized until regulatory approval is obtained. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

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Property, plant and equipment, less accumulated depreciation—these assets are recorded at our cost and are increased by the cost of any significant improvements after purchase. Property, plant and equipment assets, other than land and construction-in-progress, are depreciated on a straight-line basis over the estimated useful life of the individual assets. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Amortization expense related to finite-lived identifiable intangible assets that contribute to our ability to sell, manufacture, research, market and distribute products, compounds and intellectual property are included in Amortization of intangible assets as they benefit multiple business functions. Amortization expense related to intangible assets that are associated with a single function and depreciation of property, plant and equipment are included in Cost of sales, Selling, general and administrative expenses and Research and development expenses, as appropriate.

We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform impairment testing for goodwill and indefinite-lived assets at least annually. When necessary, we record charges for impairments. Specifically:

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For finite-lived identifiable intangible assets, such as developed technology rights, and for other long-lived assets, such as property, plant and equipment, whenever impairment indicators are present, we calculate the undiscounted value of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

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For indefinite-lived identifiable intangible assets, such as brands and IPR&D assets, when necessary, we determine the fair value of the asset and record an impairment loss, if any, for the excess of book value over fair value. In addition, in all cases of an impairment review other than for IPR&D assets, we re-evaluate whether continuing to characterize the asset as indefinite-lived is appropriate.

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For goodwill, when necessary, we determine the fair value of each reporting unit and compare the fair value to its estimated book value. If the carrying amount is found to be greater, we then determine the implied fair value of goodwill by subtracting the fair value of all the identifiable net assets other than goodwill from the fair value of the reporting unit and record an impairment loss for the excess, if any, of book value of goodwill over the implied fair value.

Impairment reviews can involve a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Restructuring Charges and Certain Acquisition-Related Costs

K. Restructuring Charges and Certain Acquisition-Related Costs

We may incur restructuring charges in connection with acquisitions when we implement plans to restructure and integrate the acquired operations or in connection with cost-reduction and productivity initiatives. Included in Restructuring charges and certain acquisition-related costs are all restructuring charges and certain costs associated with acquiring and integrating an acquired business. Transaction costs and integration costs are expensed as incurred. Termination costs are a significant component of restructuring charges and are generally recorded when the actions are probable and estimable.

Amounts recorded for restructuring charges and other associated costs can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Earnings per Share

L. Earnings per Share

The weighted average common shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.

Cash Equivalents

M. Cash Equivalents

Cash equivalents include items almost as liquid as cash, such as certificates of deposit and time deposits with maturity periods of three months or less when purchased.

Significant investing activities that affect recognized property, plant and equipment, but that do not result in cash receipts or cash payments in the period are not included in the combined statements of cash flows. Purchases of property, plant and equipment in accounts payable at December 31, 2012 were $14 million, and were insignificant at December 31, 2011 and 2010.

Deferred Tax Assets and Liabilities and Income Tax Contingencies

N. Deferred Tax Assets and Liabilities and Income Tax Contingencies

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates and laws. We provide a valuation allowance when we believe that our deferred tax assets are not recoverable based on an assessment of estimated future taxable income that incorporates ongoing, prudent and feasible tax planning strategies.

We account for income tax contingencies using a benefit recognition model. If we consider that a tax position is more likely than not to be sustained upon audit, based solely on the technical merits of the position, we recognize the benefit. We measure the benefit by determining the amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information. Under the benefit recognition model, if the initial assessment fails to result in the recognition of a tax benefit, we regularly monitor our position and subsequently recognize the tax benefit: (i) if there are changes in tax law, analogous case law or there is new information that sufficiently raise the likelihood of prevailing on the technical merits of the position to more likely than not; (ii) if the statute of limitations expires; or (iii) if there is a completion of an audit resulting in a favorable settlement of that tax year with the appropriate agency. We regularly re-evaluate our tax positions based on the results of audits of federal, state and foreign income tax filings, statute of limitations expirations, changes in tax law or receipt of new information that would either increase or decrease the technical merits of a position relative to the “more-likely-than-not” standard. Liabilities associated with uncertain tax positions are classified as current only when we expect to pay cash within the next 12 months. Interest and penalties, if any, are recorded in Provision for taxes on income and are classified on our combined balance sheet with the related tax liability.

Amounts recorded for valuation allowances and income tax contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Benefit Plans

O. Benefit Plans

Generally, most of our employees are eligible to participate in Pfizer’s pension plans. The combined statements of income include all of the benefit plan expenses attributable to the animal health operations of Pfizer, including expenses associated with pension plans, postretirement plans and defined contribution plans. The expenses include allocations of direct expenses, as well as expenses that have been deemed attributable to the animal health operations. The combined balance sheets include the benefit plan assets and liabilities of only those plans that are dedicated to animal health employees.

For the dedicated plans, we recognize the overfunded or underfunded status of defined benefit plans as an asset or liability on the combined balance sheets and the obligations generally are measured at the actuarial present value of all benefits attributable to employee service rendered, as provided by the applicable benefit formula. Pension obligations may include assumptions such as long-term rate of return on plan assets, expected employee turnover, participant mortality, and future compensation levels. Plan assets are measured at fair value. Net periodic benefit costs are recognized, as required, into Cost of sales, Selling, general and administrative expenses and Research and development expenses, as appropriate.

Amounts recorded for benefit plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Asset Retirement Obligations

P. Asset Retirement Obligations

We record accruals for the legal obligations associated with the retirement of tangible long-lived assets, including obligations under the doctrine of promissory estoppel and those that are conditioned upon the occurrence of future events. These obligations generally result from the acquisition, construction, development and/or normal operation of long-lived assets. We recognize the fair value of these obligations in the period in which they are incurred by increasing the carrying amount of the related asset. Over time, we recognize expense for the accretion of the liability and for the amortization of the asset.

As of December 31, 2012 and 2011, accruals for direct asset retirement obligations included in Other current liabilities are $0.2 million and $1 million, respectively, and included in Other noncurrent liabilities are $15 million and $13 million, respectively.

Amounts recorded for asset retirement obligations can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Legal and Environmental Contingencies

Q. Legal and Environmental Contingencies

We are subject to numerous contingencies arising in the ordinary course of business, such as product liability and other product-related litigation, commercial litigation, patent litigation, environmental claims and proceedings, government investigations and guarantees and indemnifications. We record accruals for these contingencies to the extent that we conclude that a loss is both probable and reasonably estimable. If some amount within a range of loss appears to be a better estimate than any other amount within the range, we accrue that amount. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, we accrue the lowest amount in the range. We record anticipated recoveries under existing insurance contracts when recovery is assured.

Amounts recorded for contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Share-Based Payments

R. Share-Based Payments

Our compensation programs include grants under Pfizer’s share-based payment plans. All grants under share-based payment programs are accounted for at fair value and such amounts generally are amortized on a straight-line basis over the vesting term to Cost of sales, Selling, general and administrative expenses, and Research and development expenses, as appropriate.

Amounts recorded for share-based compensation can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For information about the risks associated with estimates and assumptions, see Note 3B. Significant Accounting Policies—Estimates and Assumptions.

Business Unit Equity

S. Business Unit Equity

Total business unit equity represents Pfizer’s equity investment in Zoetis and the net amounts due to or due from Pfizer. Recorded amounts reflect capital contributions and/or dividends, as well as the results of operations and other comprehensive income/(loss).